Note 3 - Segment and Geographic Information - Total Assets by Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total assets	$ 193,593	$ 233,194
Segment Reconciling Items [Member]
Total assets	56,409	42,480
E and P Technology and Services [Member] | Operating Segments [Member]
Total assets	92,075	133,787
Operations Optimization [Member] | Operating Segments [Member]
Total assets	$ 45,109	$ 56,927